Offerings - Offering: 1	Mar. 24, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Class A shares representing limited liability company interests
Amount Registered | shares	83,250,000
Proposed Maximum Offering Price per Unit	25.45
Maximum Aggregate Offering Price	$ 2,118,712,500.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 292,594.20
Offering Note	Pursuant to Rule 416 under the Securities Act of 1933, as amended (the "Securities Act"), the Class A shares representing limited liability company interests ("Class A shares") in WaterBridge Infrastructure LLC, a Delaware limited liability company (the "Company"), being registered hereunder include an indeterminate number of Class A shares that may be issued in connection with the anti-dilution provisions or shares splits, share dividends, recapitalizations or similar events. This registration statement also covers an indeterminate amount of securities as may be issued in exchange for, or upon conversion or exercise of, as the case may be, the securities issued hereunder. Amount Registered represents Class A shares of the Company that will be offered for resale by the selling shareholders pursuant to the prospectus to which this exhibit is attached. Amount of Registration Fee is estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(c) under the Securities Act and based on the average of the high and low prices per Class A shares on March 20, 2026 as quoted on the New York Stock Exchange.